Fair Values of Benefit Plan Assets by Asset Class (Parenthetical) (Detail) (Pension Plans, Defined Benefit, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Government and Municipal Bonds | Japanese Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	45.00%
Government and Municipal Bonds | Foreign Bonds
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	55.00%
Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Plan assets portfolio	35.00%
Parent | Equity Securities
Schedule of Pension and Other Postretirement Plan Assets by Fair Value [Line Items]
Common stock included in Plan assets	¥ 37	¥ 45
Plan assets portfolio	0.06%	0.08%